INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

6.          INVESTMENTS

During the year ended December 31, 2021, the Corporation sold its common shares in Banyan Gold Corp. for gross proceeds of $4,289,000 and recorded in other comprehensive income a cumulative gain of $3,380,000 since initial acquisition. As at December 31, 2021, the Corporation’s investments consisted of common shares in Granite Creek Copper Ltd, a publicly traded company on the TSX Venture Exchange.